Employment Benefits - Summary of Principal Assumptions on Actuarial Valuation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Future salary and benefit levels	4.83%	4.82%
Weighted average duration	9 years 10 months 20 days	9 years 6 months 7 days
Bottom of range [member]
Statements [Line Items]
Discount rate	3.38%	4.06%
Top of range [member]
Statements [Line Items]
Discount rate	5.06%	5.44%